Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	2	0
Foreign	2,377	1,410
Total	2,379	1,410
Deferred:
Federal	(5,957)	0
State	(339)	0
Foreign	(3,603)	(943)
Total	(9,899)	(943)
(Benefit) Provision for income taxes	$ (7,520)	$ 467